Components of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 481,937	$ 456,813
Accumulated Depreciation	(250,641)	(225,461)
Net Book Value	231,296	231,352
Land
Property, Plant and Equipment [Line Items]
Cost	5,629	6,076
Accumulated Depreciation	0	0
Net Book Value	5,629	6,076
Buildings
Property, Plant and Equipment [Line Items]
Cost	5,982	5,065
Accumulated Depreciation	(1,086)	(882)
Net Book Value	$ 4,896	$ 4,183
Useful Life	40 years	40 years
Transportation equipment
Property, Plant and Equipment [Line Items]
Cost	$ 432,826	$ 414,325
Accumulated Depreciation	(226,513)	(205,292)
Net Book Value	$ 206,313	$ 209,033
Transportation equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	7 years	7 years
Transportation equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	11 years	11 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	$ 7,826	$ 6,510
Accumulated Depreciation	(3,702)	(2,693)
Net Book Value	$ 4,124	$ 3,817
Useful Life	The shorter of the life of lease or the useful life of the asset	The shorter of the life of lease or the useful life of the asset
Other machinery and equipment
Property, Plant and Equipment [Line Items]
Cost	$ 29,674	$ 24,837
Accumulated Depreciation	(19,340)	(16,594)
Net Book Value	$ 10,334	$ 8,243
Other machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	3 years	3 years
Other machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	5 years	5 years